Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 239,216	$ 131,179
Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		134
Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,197	148
Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	355
Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	236,664
Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		130,897
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	215,374	114,466
CANADA | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
CANADA | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
CANADA | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
CANADA | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	215,374
CANADA | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		114,466
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	13,582	13,634
UNITED STATES | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		85
UNITED STATES | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	79	80
UNITED STATES | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	318
UNITED STATES | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	13,185
UNITED STATES | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		13,469
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	3,916	250
PERU | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
PERU | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,110	0
PERU | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	28
PERU | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	1,778
PERU | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		250
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,792	2,456
MEXICO | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
MEXICO | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
MEXICO | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
MEXICO | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,792
MEXICO | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		2,456
BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	120	116
BARBADOS | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		4
BARBADOS | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	7	7
BARBADOS | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	7
BARBADOS | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	106
BARBADOS | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		105
ARGENTINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	3,432	257
ARGENTINA | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		45
ARGENTINA | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	1	61
ARGENTINA | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2
ARGENTINA | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 3,429
ARGENTINA | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		$ 151